OTHER RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current other receivables
Prepaid expenses	$ 5,477	$ 9,944
Guarantee of financial operations	2,415	3,730
Tax credits	9,545	1,654
Companies under section 33 - Law No. 19,550 and related parties	342	444
Financial DFI	117
Indemnification assets	69
Other	2,321	2,177
Allowance for other receivables	(749)	(718)
Total Current other receivables	19,537	17,231
Non-current other receivables
Prepaid expenses	904	3,255
Financial DFI	201
Tax credits	9	5
Other	555	803
Total Non-current other receivables	1,669	4,063
Total other receivables, net	$ 21,206	$ 21,294